Property, plant and equipment, net	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
4	Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2017	2018
	$ in thousands	$ in thousands
Cost
Buildings	16,285	17,863
Construction-in-progress	62	260
Plant and machinery	9,810	9,932
Furniture, fixtures and equipment	1,273	1,468
Motor vehicles	626	643

	28,056	30,166
Less: accumulated depreciation	(17,762)	(19,732)

	10,294	10,434

During the fiscal years ended March 31, 2016, 2017 and 2018, depreciation expenses charged to the consolidated statements of operations amounted to approximately $1,047,000, $1,046,000 and $1,099,000, respectively.  As at March 31, 2017 and 2018, fully depreciated assets that were still in use by the Company amounted to $8,761,000 and $9,853,000, respectively.

Property, plant and equipment in Xinxing were assessed for impairment according to the policy described in note 1(h).  The Company concluded that no impairment to property, plant and equipment in Xinxing was required as at March 31, 2018.